Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Line Items]
Schedule of Equity Securities, Earnout Liability and Derivative Liabilities at Estimated Fair Value Using Monte Carlo Analysis	The Monte Carlo analysis used the following assumptions:
		February 14
	September 30, 2025	2024 to September 30, 2024
	(Successor)	(Successor)
Starting share price	$14.60	$180.00 to $9,800.00
Tranche 1 trigger price	$2,500.00	$2,500.00 to $6,400.00
Tranche 2 trigger price	$3,000.00	$3,000.00 to $7,700.00
Contractual term (in years)	2.40	3.40 to 4.00
Volatility	100%	90%
Risk-free interest rate	3.82%	3.52% to 4.33%
The Monte Carlo analysis used the following assumptions:
	December 31,	February 14
	2024	2024
	(Successor)	(Successor)
Starting share price	$120.00	$9,800.00
Tranche 1 trigger price	$25.00	$64.00
Tranche 2 trigger price	$25.00	$77.00
Contractual term	3.1	4.0
Volatility	100%	90%
Risk-free interest rate	4.23%	4.20%

Schedule of Change in Fair Value of Earnout Liability and Derivative Liabilities

The classification of the fair value of the earnout liability and derivative liabilities and the change in the fair value measurement using significant inputs (Level 3) for the nine months ended September 30, 2025 (Successor), for the period from January 1, 2024 through February 13, 2024 (Predecessor), for the three months ended September 30, 2024 (Successor), and for the period from February 14, 2024 through September 30, 2024 (Successor) for the Company is presented below:

	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability (Predecessor):
Balance at December 31, 2023	$-	$-	$320,117	320,117
Reclassification of warrant liability to equity	-	-	(320,117)	(320,117)
Balance at February 13, 2024	$-	$-	$-	$-

Earnout liability (Successor):
Balance at June 30, 2024	$-	$-	$200,000	$200,000
Gain on revaluation of earnout liability	-	-	(170,000)	(170,000)
Balance at September 30, 2024	$-	$-	$30,000	$30,000

Earnout liability (Successor):
Balance at February 14, 2024	$-	$-	$4,900,000	$4,900,000
Gain on revaluation of earnout liability	-	-	(4,870,000)	(4,870,000)
Balance at September 30, 2024	$-	$-	$30,000	$30,000

Earnout liability (Successor):
Balance at December 31, 2024	$-	$-	$20,000	$20,000
Gain on revaluation of earnout liability	-	-	-	-
Balance at September 30, 2025 (1)	$-	$-	$20,000	$20,000

(1)	There was no change in value as of March 31, 2025, June 30, 2025 and September 30, 2025.

The classification of the fair value of the earnout liability and derivative liabilities and the change in the fair value measurement using significant inputs (Level 3) for the year ended December 31, 2023 and for the period from January 1, 2024 through February 14, 2024 for Predecessor and February 14, 2024 through December 31, 2024 for the Company is presented below:

	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability (Predecessor):
Balance at January 1, 2023	$-	$-	$610,381	$610,381
Gain on revaluation of warrant liability	-	-	(290,264)	(290,264)
Balance at December 31, 2023	-	-	320,117	320,117
Reclassification of warrant liability to equity	-	-	(320,117)	(320,117)
Balance at February 13, 2024	$-	$-	$-	$-

Earnout liability (Successor):
Balance at February 14, 2024	-	-	4,900,000	4,900,000
Gain on revaluation of earnout liability	-	-	(4,880,000)	(4,880,000)
Balance at December 31, 2024	$-	$-	$20,000	$20,000

Schedule of Estimated the Fair Value of the Predecessor Series A Preferred Stock Warrants	The fair value of the Series C Common Warrants immediately prior to and immediately after the exercise price adjustment, were estimated using the Black-Scholes option-pricing model with the following assumptions:
February 5, 2025
Exercise price	$0.80 to $196.00
Term (years)	3.0
Expected stock price volatility	109.17%
Risk-free rate of interest	4.19%

Predecessor estimated the fair value of the Predecessor Series A Preferred Stock Warrants at December 31, 2023, using Black-Scholes with the following assumptions:

December 31,
2023
(Predecessor)
Risk-free interest rate	5.40%
Expected life (in years)	0.25
Expected dividend yield	-%
Expected volatility	65.90%